NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-II

                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD UNDERSTAND ABOUT THE CONTRACTS BEFORE INVESTING - THE ANNUITY CONTRACT IS THE LEGALLY BINDING INSTRUMENT GOVERNING THE RELATIONSHIP BETWEEN YOU AND NATIONWIDE SHOULD YOU CHOOSE TO INVEST. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract. The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed below are available in every state.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP Balanced Fund: Class I
o    American Century VP Income & Growth Fund: Class I
o    American Century VP International: Class III+
o    American Century VP Ultra Fund: Class I
o    American Century VP Value Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Small Cap Growth Portfolio (formerly, Small Company Growth Portfolio)

DREYFUS
o    Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service
     Shares
o    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
o    Dreyfus Stock Index Fund, Inc.: Initial Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
o    Dreyfus Variable Investment Fund - Growth & Income Portfolio: Initial
     Shares*

FEDERATED INSURANCE SERIES
o    Federated Quality Bond Fund II: Primary Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Equity-Income Portfolio: Initial Class
o    VIP Growth Portfolio: Initial Class
o    VIP High Income Portfolio: Initial Class *
o    VIP Overseas Portfolio: Initial Class R+

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o    VIP II Asset Manager Portfolio: Initial Class
o    VIP II Contrafund(R) Portfolio: Initial Class

FIDELITY VARIABLE INSURANCE PRODUCT FUND III
o    VIP III Value Strategies Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Dreyfus GVIT Mid Cap Index Fund: Class I (formerly Dreyfus NSAT Mid Cap Index Fund)
o    Gartmore GVIT Emerging Markets Fund: Class III+
o    Gartmore GVIT Global Financial Services Fund: Class III+
o    Gartmore GVIT Global Health Sciences Fund: Class III+
o    Gartmore GVIT Global Technology and Communications Fund: Class III+
o    Gartmore GVIT Global Utilities Fund: Class III+
o    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
     Fund)
o    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation Fund)
o    Gartmore GVIT International Growth Fund: Class III+
o    Gartmore GVIT Investor Destinations Funds
     >>   Gartmore GVIT Investor Destinations Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund
     >>   Gartmore GVIT Investor Destinations Moderate Fund
     >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     >>   Gartmore GVIT Investor Destinations Aggressive Fund
o    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
o    Gartmore GVIT Nationwide Leaders Fund: Class III+
o    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
o    Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R)Small Cap Growth Fund) (subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company)
o    GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R)Small Cap Value
     Fund) (subadviser: The Dreyfus Corporation)
o    GVIT Small Company Fund: Class I (formerly, Nationwide(R)Small Company
     Fund) (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company)
o MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund)
o Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund)

JANUS ASPEN SERIES
o    Capital Appreciation Portfolio: Service Shares
o    Global Technology Portfolio: Service II Shares+
o    International Growth Portfolio: Service II Shares+

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o    AMT Growth Portfolio
o    AMT Guardian Portfolio
o    AMT Limited Maturity Bond Portfolio
o    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Aggressive Growth Fund/VA: Initial Class (formerly, Oppenheimer Capital Appreciation Fund)
o    Oppenheimer Bond Fund/VA: Initial Class
o Oppenheimer Capital Appreciation Fund/VA: Initial Class (formerly, Oppenheimer Growth Fund)
o    Oppenheimer Global Securities Fund/VA: Initial Class
o    Oppenheimer Main Street Growth & Income Fund/VA: Initial Class
o    Oppenheimer Multiple Strategies Fund/VA: Initial Class

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN KAMPEN
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
o    Emerging Markets Debt Portfolio
o    U.S. Real Estate Portfolio

AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989:

AMERICAN VARIABLE INSURANCE SERIES
o    Growth Fund
o    High Yield Bond Fund
o    U.S. Government/AAA - Rated Securities Fund

THE FOLLOWING UNDERLYING MUTUAL FUND IS AVAILABLE ONLY TO CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
o    Turner GVIT Growth Focus Fund: Class III+

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP Capital Appreciation Fund: Class I

STRONG VARIABLE INSURANCE FUNDS, INC.
o    International Stock Fund II
o    Strong Discovery Fund II, Inc.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002:

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o    VIP III Growth Opportunities Portfolio: Initial Class

VAN ECK WORLDWIDE INSURANCE TRUST
o    Worldwide Bond Fund
o    Worldwide Emerging Markets Fund
o    Worldwide Hard Assets Fund

EFFECTIVE MAY 1, 2002, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS
o    American Century VP International Fund: Class I

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST)
o    Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital
     Portfolio)
o    International Focus Portfolio (formerly, International Equity Portfolio)

DREYFUS
o    Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o    VIP Overseas Portfolio: Initial Class

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
o Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
o Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)
o Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
o    Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus
     Fund)

JANUS ASPEN SERIES
o    Global Technology Portfolio: Service Shares
o    International Growth Portfolio: Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Underlying Mutual Fund Short-Term Trading Fees" and "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 48.

For general information or to obtain FREE copies of the:

o    Statement of Additional Information;
o prospectus, annual report or semi-annual report for any underlying mutual fund;
o    required Nationwide forms; or
o    Nationwide's privacy statement,

call:

              1-800-848-6331
        TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, RR1-04-F4
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:

o    IS NOT A BANK DEPOSIT
o    IS NOT FDIC INSURED
o    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
o    IS NOT AVAILABLE IN EVERY STATE
o    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS....................................5

SUMMARY OF CONTRACT EXPENSES.................................8

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.......................9

UNDERLYING MUTUAL FUND SHORT-TERM
     TRADING FEES...........................................12

EXAMPLE.....................................................13

SYNOPSIS OF THE CONTRACTS...................................17

FINANCIAL STATEMENTS........................................18

CONDENSED FINANCIAL INFORMATION.............................18

NATIONWIDE LIFE INSURANCE COMPANY...........................18

NATIONWIDE INVESTMENT SERVICES
     CORPORATION............................................18

TYPES OF CONTRACTS..........................................18
     Individual Retirement Annuities
     Investment-only Contracts (Qualified Plans)
     Non-Qualified Contracts
     Roth IRAs
     SEP IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT...................................19
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS......................................21
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes

CONTRACT OWNERSHIP..........................................24
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT...................................25
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE.............................................27

SURRENDER (REDEMPTION)......................................28
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program or a
         Louisiana Optional Retirement Plan
     Surrenders Under a Qualified Contract or Tax Sheltered
         Annuity
LOAN PRIVILEGE..............................................29
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT..................................................30

CONTRACT OWNER SERVICES.....................................30
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE...................................32

ANNUITIZING THE CONTRACT....................................32
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Value of an Annuity Unit
     Assumed Investment Rate
     Exchanges Among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS..............................................33
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS......................................34
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
         Individual Retirement Annuities, SEP IRAs, and Roth
         IRAs

FEDERAL TAX CONSIDERATIONS..................................36
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer
         Taxes
     Charge for Tax
     Diversification

     Tax Changes

STATEMENTS AND REPORTS......................................40

LEGAL PROCEEDINGS...........................................41

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY.............41

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....48

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS..........49

APPENDIX B: CONDENSED FINANCIAL INFORMATION.................59

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
of purchase payments surrendered)........................7% 1,2

Range of CDSC over time:
------------------------------------ --------------------
  NUMBER OF COMPLETED YEARS FROM            CDSC
     DATE OF PURCHASE PAYMENT            PERCENTAGE
------------------------------------ --------------------
------------------------------------ --------------------
                 0                           7%
------------------------------------ --------------------
------------------------------------ --------------------
                 1                           6%
------------------------------------ --------------------
------------------------------------ --------------------
                 2                           5%
------------------------------------ --------------------
------------------------------------ --------------------
                 3                           4%
------------------------------------ --------------------
------------------------------------ --------------------
                 4                           3%
------------------------------------ --------------------
------------------------------------ --------------------
                 5                           2%
------------------------------------ --------------------
------------------------------------ --------------------
                 6                           1%
------------------------------------ --------------------
------------------------------------ --------------------
                 7                           0%
------------------------------------ --------------------

1 Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment made to an IRA issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code. Starting with the second contract year after a purchase payment has been made, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of each purchase payment; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

2 For contracts issued prior to December 15, 1988 the CDSC is 5% (as a percentage of the lesser of purchase payments or amounts surrendered).

The Internal Revenue Code may restrict withdrawals for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans.

MAXIMUM ANNUAL CONTRACT
MAINTENANCE CHARGE........................................$30 3

VARIABLE ACCOUNT CHARGES4
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charges.......................1.25%
Administration Charge....................................0.05%
     Total Variable Account Charges......................1.30%

3 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.

4These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

MAXIMUM LOAN PROCESSING FEE................................$25

Nationwide may charge a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities or contracts issued to fund Qualified Plans. If assessed, it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (as a percentage of underlying mutual fund net assets, after expense reimbursements and waivers)

---------------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios Inc. - American          0.90%         0.00%          0.00%             0.90%
Century VP Balanced Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.00%         0.00%          0.00%             1.00%
Century VP Capital Appreciation Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         0.70%         0.00%          0.00%             0.70%
Century VP Income & Growth Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.26%         0.00%          0.00%             1.26%
Century VP International Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.26%         0.00%          0.00%             1.26%
Century VP International Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         1.00%         0.00%          0.00%             1.00%
Century VP Ultra Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. -- American        0.97%         0.00%          0.00%             0.97%
Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - Growth Fund              0.37%         0.01%          0.00%             0.38%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High Yield Bond          0.50%         0.01%          0.00%             0.51%
Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - U.S.                     0.46%         0.01%          0.00%             0.47%
Government/AAA-Rated Securities Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital             1.04%         0.36%          0.00%             1.40%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus Portfolio           1.00%         0.30%          0.00%             1.30%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth Portfolio              0.90%         0.22%          0.00%             1.12%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity               0.81%         0.44%          0.00%             1.25%
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - Small Cap Stock Index         0.35%         0.00%          0.25%             0.60%
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:           0.75%         0.03%          0.00%             0.78%
Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial Shares                0.25%         0.01%          0.00%             0.26%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation               0.75%         0.03%          0.00%             0.78%
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth & Income            0.75%         0.05%          0.00%             0.80%
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Quality Bond Fund II:            0.55%         0.15%          0.00%             0.70%
Primary Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio: Initial Class           0.48%         0.10%          0.00%             0.58%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial Class                  0.58%         0.10%          0.00%             0.68%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio: Initial Class             0.58%         0.13%          0.00%             0.71%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial Class                0.73%         0.19%          0.00%             0.92%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial Class R              0.73%         0.19%          0.00%             0.92%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio: Initial Class        0.53%         0.11%          0.00%             0.64%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio: Initial Class         0.58%         0.10%          0.00%             0.68%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:              0.58%         0.11%          0.10%             0.79%
Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value Strategies Portfolio: Service          0.58%         0.27%          0.10%             0.95%
Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                 0.50%         0.26%          0.00%             0.76%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class I             1.15%         0.21%          0.00%             1.36%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund: Class III           1.15%         0.21%          0.00%             1.36%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund:            1.00%         0.26%          0.00%             1.26%
Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Health Sciences Fund: Class         1.00%         0.32%          0.00%             1.32%
III
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications       0.98%         0.26%         0.00%              1.24%
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and Communications       0.98%         0.26%         0.00%              1.24%
Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Utilities Fund: Class III           0.80%         0.28%         0.00%              1.08%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund: Class I              0.50%         0.25%         0.00%              0.75%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I                       0.59%         0.25%         0.00%              0.84%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class I         1.00%         0.33%         0.00%              1.33%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth Fund: Class III       1.00%         0.33%         0.00%              1.33%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund         0.00%         0.36%         0.25%              0.61%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                0.00%         0.36%         0.25%              0.61%
Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderate Fund             0.13%         0.20%         0.25%              0.58%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                0.10%         0.26%         0.25%              0.61%
Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund           0.07%         0.29%         0.25%              0.61%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund: Class I                 0.38%         0.25%         0.00%              0.63%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III         0.84%         0.41%         0.00%              1.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund: Class I                 0.59%         0.25%         0.00%              0.84%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III        0.90%         0.11%         0.00%              1.12%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I                      1.10%         0.28%         0.00%              1.38%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I                       0.86%         0.00%         0.00%              1.08%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I                         0.93%         0.26%         0.00%              1.19%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund: Class I                 0.75%         0.27%         0.00%              1.02%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund: Class I                 0.90%         0.27%         0.00%              1.17%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I                   0.85%         0.43%         0.00%              1.28%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class III                 0.85%         0.43%         0.00%              1.28%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:          0.65%         0.01%         0.25%              0.91%
Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:             0.65%         0.05%         0.25%              0.95%
Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:             0.65%         0.05%         0.25%              0.95%
Service II Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:          0.65%         0.06%         0.25%              0.96%
Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:          0.65%         0.06%         0.25%              0.96%
Service II Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio                         0.84%         0.05%         0.00%              0.89%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                       0.85%         0.14%         0.00%              0.99%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond Portfolio          0.65%         0.08%         0.00%              0.73%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                       0.82%         0.05%         0.00%              0.87%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              0.64%         0.04%         0.00%              0.68%
Aggressive Growth Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Bond         0.72%         0.05%         0.00%              0.77%
Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              0.64%         0.04%         0.00%              0.68%
Capital Appreciation/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global       0.64%         0.06%         0.00%              0.70%
Securities Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main         0.68%         0.05%         0.00%              0.73%
Street Growth & Income Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer              0.72%         0.04%         0.00%              0.76%
Multiple Strategies Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                              0.75%         0.35%         0.00%              1.10%
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1        Total Underlying
                                                              Fees         Expenses        Fees      Mutual Fund Expenses
---------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International         1.00%         0.03%        0.00%            1.03%
Stock Fund II
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Strong                1.00%         0.20%        0.00%            1.20%
Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging            0.80%         0.37%        0.00%            1.17%
Markets Debt Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real           0.75%         0.35%        0.00%            1.10%
Estate Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund       1.00%         0.19%        0.00%            1.19%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        1.00%         0.28%        0.00%            1.28%
Markets Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard            1.00%         0.15%        0.00%            1.15%
Assets Fund
---------------------------------------------------------------------------------------------------------------------------


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)

----------------------------------------------------------------------------------------------------------------------------
                                                           Management        Other         12b-1        Total Underlying
                                                              Fees          Expenses        Fees      Mutual Fund Expenses
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital              1.25%         0.36%          0.00%              1.61%
Portfolio
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund       0.60%         0.40%          0.25%              1.25%
II: Primary Shares
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Conservative Fund          0.13%         0.43%          0.25%              0.81%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                 0.13%         0.42%          0.25%              0.80%
Conservative Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Moderately                 0.13%         0.26%          0.25%              0.64%
Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor Destinations Aggressive Fund            0.13%         0.29%          0.25%              0.67%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide Leaders Fund: Class III          0.90%         0.41%          0.00%              1.31%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                               0.75%         0.65%          0.00%              1.40%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International          1.00%         0.03%          0.00%              1.03%
Stock Fund II
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Strong Discovery       1.00%         0.20%          0.00%              1.20%
Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real            0.80%         0.35%          0.00%              1.15%
Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund        1.00%         0.24%          0.00%              1.24%
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.30%          0.00%              1.30%
Markets Fund
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard             1.00%         0.18%          0.00%              1.18%
Assets Fund
-----------------------------------------------------------------------------------------------------------------------------

                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.


                   Short-Term Trading Fees, as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading
   -----------------------------------------------------------------------------------------------------------------------
                        Underlying Mutual Fund                                     Short-Term Trading Fee
   -----------------------------------------------------------------------------------------------------------------------
   American Century Variable Portfolios, Inc. - American Century                            1.00%
   VP International Fund: Class III
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio: Initial Class R                                         1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Emerging Markets Fund: Class III                                      1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Financial Services Fund: Class III                             1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Technology and Communications Fund:                            1.00%
   Class III
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Global Utilities Fund: Class III                                      1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT International Growth Fund: Class III                                  1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT Nationwide Leaders Fund: Class III                                    1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                   1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   GVIT Turner GVIT Growth Focus Fund: Class III                                            1.00%
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - Global Technology Portfolio: Service II                             1.00%
   Shares
   -----------------------------------------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series - International Growth Portfolio: Service II                          1.00%
   Shares
   -----------------------------------------------------------------------------------------------------------------------

EXAMPLE


The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

The example reflects expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% are assumed.

In addition, the example reflects the maximum $30 Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size issued under this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.



---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        94     117    151     265      24    72     124     265      *     72     124      265
Portfolios Inc. - American
Century VP Balanced Fund:
Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     121    156     276      25    76     129     276      *     76     129      276
Portfolios, Inc. - American
Century VP Capital
Appreciation Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        91     111    140     244      21    66     113     244      *     66     113      244
Portfolios, Inc. - American
Century VP Income & Growth
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        97     129    170     303      27    84     143     303      *     84     143      303
Portfolios, Inc. - American
Century VP International
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        97     129    170     303      27    84     143     303      *     84     143      303
Portfolios, Inc. - American
Century VP International
Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        95     121    156     276      25    76     129     276      *     76     129      276
Portfolios, Inc. - American
Century VP Ultra Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        94     120    155     273      24    75     128     273      *     75     128      273
Portfolios, Inc. - American
Century VP Value Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      88     101    123     209      18    56     96      209      *     56      96      209
Series - Growth Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      89     105    130     223      19    60     103     223      *     60     103      223
Series - High Yield Bond Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
American Variable Insurance      89     104    128     219      19    59     101     219      *     59     101      219
Series - U.S.
Government/AAA-Rated
Securities Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global     99     133    177     317      29    88     150     317      *     88     150      317
Post-Venture Capital
Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -            98     130    172     307      28    85     145     307      *     85     145      307
International Focus Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small      96     124    163     288      26    79     136     288      *     79     136      288
Cap Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    97     128    169     302      27    83     142     302      *     83     142      302
- European Equity Portfolio:
Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    88     100    122     206      18    55     95      206      *     55      95      206
- Small Cap Stock Index
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             92     114    145     253      22    69     118     253      *     69     118      253
Responsible Growth Fund,
Inc.: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,        87     97     117     195      17    52     90      195      *     52      90      195
Inc.: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      92     114    145     253      22    69     118     253      *     69     118      253
Fund - Appreciation
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      92     114    146     255      22    69     119     255      *     69     119      255
Fund - Growth & Income
Portfolio: Initial Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -     91     111    140     244      21    66     113     244      *     66     113      244
Quality Bond Fund II: Primary
Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income       90     107    134     231      20    62     107     231      *     62     107      231
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth              91     110    139     242      21    65     112     242      *     65     112      242
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income         92     111    141     245      22    66     114     245      *     66     114      245
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas            94     118    152     267      24    73     125     267      *     73     125      267
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas            94     118    152     267      24    73     125     267      *     73     125      267
Portfolio: Initial Class R
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager    91     109    137     237      21    64     110     237      *     64     110      237
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)    91     110    139     242      21    65     112     242      *     65     112      242
Portfolio: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth          91     111    140     243      21    66     113     243      *     66     113      243
Opportunities Portfolio:
Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Value           93     116    148     259      23    71     121     259      *     71     121      259
Strategies Portfolio: Service
Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap        92     113    144     250      22    68     117     250      *     68     117      250
Index Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging      98     132    175     313      28    87     148     313      *     87     148      313
Markets Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging      98     132    175     313      28    87     148     313      *     87     148      313
Markets Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        97     129    170     303      27    84     143     303      *     84     143      303
Financial Services Fund:
Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        98     131    173     309      28    86     146     309      *     86     146      309
Health Sciences Fund: Class
III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        97     128    169     301      27    83     142     301      *     83     142      301
Technology and Communications
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        97     128    169     301      27    83     142     301      *     83     142      301
Technology and Communications
Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global        95     123    160     284      25    78     133     284      *     78     133      284
Utilities Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government    92     113    143     249      22    68     116     249      *     68     116      249
Bond Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth        93     116    148     259      23    71     121     259      *     71     121      259
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT               98     131    173     310      28    86     146     310      *     86     146      310
International Growth Fund:
Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT               98     131    173     310      28    86     146     310      *     86     146      310
International Growth Fund:
Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor           88     100    122     207      18    55     95      207      *     55      95      207
Destinations Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor           88     100    122     207      18    55     95      207      *     55      95      207
Destinations Moderately
Conservative Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor           88     99     121     203      18    54     94      203      *     54      94      203
Destinations Moderate Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor           88     100    122     207      18    55     95      207      *     55      95      207
Destinations Moderately
Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Gartmore GVIT Investor           88     100    122     207      18    55     95      207      *     55      95      207
Destinations Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money         91     109    137     236      21    64     110     236      *     64     110      236
Market Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Nationwide    97     128    169     302      27    83     142     302      *     83     142      302
Leaders Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total         93     116    148     259      23    71     121     259      *     71     121      259
Return Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S.          96     124    163     288      26    79     136     288      *     79     136      288
Growth Leaders Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth       99     133    176     315      29    88     149     315      *     88     149      315
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value        95     123    160     284      25    78     133     284      *     78     133      284
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund:    97     127    166     295      27    82     139     295      *     82     139      295
Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector       95     121    157     278      25    76     130     278      *     76     130      278
Bond Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap         96     126    165     293      26    81     138     293      *     81     138      293
Growth Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus    98     129    171     305      28    84     144     305      *     84     144      305
Fund: Class I
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus    98     129    171     305      28    84     144     305      *     84     144      305
Fund: Class III
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital     91     110    138     240      21    65     111     240      *     65     111      240
Appreciation Portfolio:
Service Shares
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global      91     111    140     244      21    66     113     244      *     66     113      244
Technology Portfolio: Service
Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global      91     111    140     244      21    66     113     244      *     66     113      244
Technology Portfolio: Service
II Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             92     111    141     245      22    66     114     245      *     66     114      245
International Growth
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             92     111    141     245      22    66     114     245      *     66     114      245
International Growth
Portfolio: Service II Shares
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth      93     117    150     264      23    72     123     264      *     72     123      264
Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian    94     120    156     275      24    75     129     275      *     75     129      275
Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited     92     112    142     247      22    67     115     247      *     67     115      247
Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners    93     116    149     262      23    71     122     262      *     71     122      262
Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     110    139     242      21    65     112     242      *     65     112      242
Funds - Oppenheimer
Aggressive Growth Fund/VA:
Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     113    144     251      22    68     117     251      *     68     117      251
Funds - Oppenheimer Bond
Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     110    139     242      21    65     112     242      *     65     112      242
Funds - Oppenheimer Capital
Appreciation/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     91     111    140     244      21    66     113     244      *     66     113      244
Funds - Oppenheimer Global
Securities Fund/VA: Initial
Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     112    142     247      22    67     115     247      *     67     115      247
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA: Initial Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     92     113    144     250      22    68     117     250      *     68     117      250
Funds - Oppenheimer Multiple
Strategies Fund/VA: Initial
Class
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,      96     124    162     286      26    79     135     286      *     79     135      286
Inc.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        95     122    158     279      25    77     131     279      *     77     131      279
Funds, Inc. - International
Stock Fund II
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        97     127    167     297      27    82     140     297      *     82     140      297
Funds, Inc. - Strong
Discovery Fund II, Inc.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      96     126    165     293      26    81     138     293      *     81     138      293
Funds, Inc. - Emerging
Markets Debt Portfolio
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      96     124    162     286      26    79     135     286      *     79     135      286
Funds, Inc. - U.S. Real
Estate Portfolio
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                               If you surrender your contract If you do not surrender your  If you annuitize your contract
                                at the end of the applicable   contract at the end of the    at the end of the applicable
                                        time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      97     127    166     295      27    82     139     295      *     82     139      295
Trust - Worldwide Bond Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      98     129    171     305      28    84     144     305      *     84     144      305
Trust - Worldwide Emerging
Markets Fund
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      96     125    164     291      26    80     137     291      *     80     137      291
Trust - Worldwide Hard Assets
Fund
---------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant" unless the plan otherwise permits or requires the contract owner to exercise contract rights under the terms of the plan.

The contracts can be categorized as either:

o Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans;

o    Investment-only Contracts (Qualified Plans);

o    Non-Qualified Contracts;

o    Roth IRAs;

o    SEP IRAs; and

o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------------- ------------------ ----------------
                             MINIMUM INITIAL       MINIMUM
         CONTRACT           PURCHASE PAYMENT     SUBSEQUENT
           TYPE                                   PAYMENTS
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Individual Retirement              $0                $10
Annuity
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Non-Qualified Contract           $1,500              $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Investment-only Contract           $0                $10
(Qualified Plan)
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Roth IRA                           $0                $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
SEP IRA                            $0                $10
--------------------------- ------------------ ----------------
--------------------------- ------------------ ----------------
Tax Sheltered Annuity              $0                $10
--------------------------- ------------------ ----------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administrative Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. Nationwide assesses this charge for reimbursement of administrative expenses relating to contract issuance and maintenance.

Nationwide deducts the following Contract Maintenance Charges (see "Contract Maintenance Charge"):

--------------------- -----------------------------------

       AMOUNT         TYPE OF CONTRACT ISSUED
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -IRAs
       $30.00         -Non-Qualified Contracts
                      -Qualified Contracts (issued
                       pursuant to a 401 plan prior to
                       January 14, 1991)
                      -Roth IRAs
                      -Tax Sheltered Annuities (issued
                      prior to December 17, 1990).
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Tax Sheltered Annuity Contracts
       $12.00         issued on or after December 17,
                      1990 and before August 1, 1994.
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Qualified Contracts issued on or
  $0.00 to $30.00     after January 14, 1991 and before
                      August 1, 1994.
--------------------- -----------------------------------
--------------------- -----------------------------------
                      -Qualified Contracts (issued on
  $0.00 to $12.00     or after August 1, 1994).
                      -SEP IRAs
                      - Tax Sheltered Annuity Contracts
                      (issued on or after August 1,
                      1994).
--------------------- -----------------------------------

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of (see "Contingent Deferred Sales Charge"):

1)   5% of the amount surrendered; or

2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option elected prior to annuitization (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

INDIVIDUAL RETIREMENT ANNUITIES

Individual Retirement Annuities ("IRAs") are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 government plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a

Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement that should have been received when the Roth IRA was established.

SEP IRAS

A SEP IRA (Simplified Employee Pension IRA) is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in

Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. Contract Maintenance Charges are as follows:

------------------- ----------------------------------
MAINTENANCE CHARGE            CONTRACT TYPE
------------------- ----------------------------------
------------------- ----------------------------------
                    - IRAs
$30.00              - Non-Qualified Contracts
                    - Qualified Contracts (issued
                      pursuant to a 401 plan prior
                      to January 14, 1991).1
                    - Roth IRAs
                    - Tax Sheltered Annuities
                      (issued prior to December 17,
                      1990)
------------------- ----------------------------------
------------------- ----------------------------------
                    - Tax Sheltered Annuity
$12.00                Contracts (issued on or after
                      December 17, 1990 and before
                      August 1, 1994).2
------------------- ----------------------------------
------------------- ----------------------------------
                    - Qualified Contracts (issued on
$0.00 to $30.00       or after January 14, 1991 and
                      before August 1, 1994).3
------------------- ----------------------------------
------------------- ----------------------------------
                    - Qualified Contracts (issued on
$0.00 to $12.004      or after August 1, 1994)
                    - SEP IRAs
                    - Tax Sheltered Annuity
                      Contracts (issued on or after
                      August 1, 1994).
------------------- ----------------------------------

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

1 Qualified contracts issued on or after 1/14/91 pursuant to a plan funded by contracts issued prior to 1/14/91, will have a Contract Maintenance Charge of $30.00.

2 This charge may be lowered to reflect savings in administration of the contracts.

3 Variances based on internal underwriting guidelines can result in a reduction of charges in incremental amounts of $5.00. Underwriting considerations include: size of the group; average participant account balance transferred to Nationwide; and administrative savings.

4 The amount of the charge is determined based on Nationwide's underwriting guidelines.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annualized rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annualized rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies to contracts issued on or after December 15, 1988 as follows:

----------------------------- ---------------------------
                                         CDSC
 Number of Completed Years            Percentage
   from Date of Purchase
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

For contracts issued prior to December 15, 1988, the CDSC will not exceed the lesser of:

1)   5% of the amount surrendered; or

2) 5% of the total of all purchase payments made within 8 years of the surrender date.

After the first year from the date of each purchase payment, the contract owner may withdraw without a CDSC up to 5% of that purchase payment for each year it has remained on deposit (less the amount of such purchase payment previously surrendered free of charge) without a CDSC.

The CDSC is used to cover sales expenses, including commissions (maximum of 5.25% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

a) up to 10% of each purchase payment under Individual Retirement Annuities issued on or after March 1, 1993; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

a)   10% of each purchase payment; or

b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3)   from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw, CDSC-free, the greater of a) or b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, Nationwide will waive the CDSC when:

a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

d) the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date immediately preceding the distribution;

e)   the plan participant dies; or

f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserves the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be change prior to the annuitization date with the consent of Nationwide.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
     CONTRACT        MINIMUM INITIAL        MINIMUM
       TYPE          PURCHASE PAYMENT     SUBSEQUENT
                                           PAYMENTS
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
IRA                         $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Non-Qualified             $1,500              $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Qualified                   $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Roth IRA                    $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
SEP IRA                     $0                $10
-------------------- ----------------- ------------------
-------------------- ----------------- ------------------
Tax Sheltered               $0                $10
Annuity
-------------------- ----------------- ------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day            o        Independence
                                            Day
o        Martin Luther King, Jr.   o        Labor Day
         Day
o        Presidents' Day           o        Thanksgiving
o        Good Friday               o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

     1)   trading on the New York Stock Exchange is restricted;

     2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in 2) and 3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   and amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

a) is the sum of:

1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time prior to annuitization. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 25% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is equal to or greater than 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account or to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds; and

o    amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement

     (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code
     Section 402(g)(3)(C)), or transfers from a Custodial Account (described in
     Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and


     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

Surrender provisions may be modified pursuant to the plan terms and tax provisions of the Internal Revenue Code when a contract is issued to fund a Qualified Plan.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Contract provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------
---------------- ------------ ---------------------------

---------------- ------------ ---------------------------
---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Qualified Contracts and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, the Fidelity VIP High Income Portfolio, the GVIT Gartmore GVIT Government Bond Fund: Class I, the GVIT Gartmore GVIT Money Market
Fund: Class I and the Neuberger Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I. Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1) 10% of all purchase payments made to the contract as of the withdrawal date; or
2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY. An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY. An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the annuitant becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY 1, 1998 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2) the sum of all purchase payments, less an adjustment for amounts surrendered.

     The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1998 OR THE DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVED APPLICABLE CONTRACT MODIFICATIONS:

o If the annuitant dies prior to his or her 75th birthday, the dollar amount of the death benefit will be the greater of:

     1)   the contract value; or

     2)   the sum of all purchase payments, less any amounts surrendered.

o If the annuitant dies on or after his or her 75th birthday and prior to annuitization, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or SEP IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities and SEP IRAs, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.

Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Roth IRAs;

o    Tax Sheltered Annuities; and

o    Non-Qualified Contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is also generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a direct skip and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and the other named defendants. On January 25, 2002, the plaintiffs filed a motion for leave to amend their complaint to add three new named plaintiffs. On February 9, 2002, the plaintiffs filed a motion for class certification. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court titled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On September 5, 2001, the plaintiffs amended their complaint to include class action allegations. The plaintiffs seek to represent a class of plan trustees who purchased variable annuities to fund qualified ERISA retirement plans. The amended complaint alleges that the retirement plans purchased variable annuity contracts from Nationwide which invested in mutual funds that were offered by separate mutual fund companies; that Nationwide was a fiduciary under ERISA and that Nationwide breached its fiduciary duty when it accepted certain fees from the mutual fund companies that purportedly were never disclosed by Nationwide; and that Nationwide violated ERISA by replacing many of the mutual funds originally included in the plaintiffs' annuities with "inferior" funds because the new funds purportedly paid more in revenue sharing. The amended complaint seeks disgourgement of fees by Nationwide and other unspecified compensatory damages. On November 15, 2001, Nationwide filed a motion to dismiss the amended complaint, which has not been decided. On December 3, 2001, the plaintiffs filed a motion for class certification. On January 15, 2002, the plaintiffs filed a response to Nationwide's motion to dismiss the amended complaint. On February 22, 2002, Nationwide filed a reply in support of its motion to dismiss. The class has not been certified. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any such litigation will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore

GVIT Money Market Fund: Class I' s units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

o    precious metals;
o    real estate;
o    stocks and bonds;
o    closed-end funds;
o    bank money market deposit accounts and passbook savings;
o    CDs; and
o    the Consumer Price Index.

Market Indices

The sub-accounts will be compared to certain market indices, such as:

o    S&P 500;
o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
o    Donoghue Money Fund Average;
o    U.S. Treasury Note Index;
o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

o    Lipper Analytical Services, Inc.;
o    CDA/Wiesenberger;
o    Morningstar;
o    Donoghue's;
o    magazines such as:
     >    Money;
     >    Forbes;
     >    Kiplinger's Personal Finance Magazine;
     >    Financial World;
     >    Consumer Reports;
     >    Business Week;
     >    Time;
     >    Newsweek;
     >    National Underwriter; and
     >    U.S. News and World Report;
o    LIMRA;
o    Value;
o    Best's Agent Guide;
o    Western Annuity Guide;
o    Comparative Annuity Reports;
o    Wall Street Journal;
o    Barron's;
o    Investor's Daily;
o    Standard & Poor's Outlook; and
o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the 7 Year CDSC Option schedule and variable account charges of 1.30%. Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $10,000, variable account charges of 1.30% and no CDSC. An assumed initial investment of $10,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using underlying mutual fund expense data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.



                                          SUB-ACCOUNT PERFORMANCE SUMMARY
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in  Available in
                                              1 Year To      5 Years To     Variable Account   the Variable
            Sub-Account Options                12/31/01       12/31/01         To 12/31/01        Account
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -14.26%         2.31%             4.09%          05-01-92
- American Century VP Balanced Fund: Class
I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -36.77%        -0.61%             1.00%          12-01-87
- American Century VP Capital Appreciation
Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -18.67%           N/A            -3.83%          05-01-98
- American Century Income & Growth Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -37.78%         2.28%             3.08%          08-01-94
- American Century VP International Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.        1.35%         7.40%             7.35%          12-23-96
- American Century VP Value Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series -            -27.47%        15.33%            13.28%          10-20-89
Growth Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High        -3.40%        -0.23%             4.00%          10-20-89
Yield Bond Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - US          -4.16%         2.19%             2.56%          10-20-89
Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture       -37.29%        -1.65%            -1.82%          12-23-96
Capital Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus       -31.45%        -6.58%            -3.20%          07-03-95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth          -25.70%         1.10%             6.31%          07-03-95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European        -36.83%           N/A           -28.37%          05-01-00
Equity Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth         -31.73%         4.32%             9.05%          10-06-93
Fund, Inc.: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial         -22.19%         6.42%             9.78%          10-01-93
Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -              -19.55%           N/A             2.08%          07-14-97
Appreciation Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth        16.37%         2.17%             1.70%          12-23-96
& Income Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:           -15.55%         5.16%            10.34%          05-01-87
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial          -27.21%         7.77%            10.04%          12-01-87
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:             -21.77%        -8.37%             1.86%          05-01-87
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial        -30.44%        -1.68%             2.07%          05-01-87
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:        -14.76%         2.93%             5.66%          09-01-89
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:          -22.24%         6.42%             9.45%          07-03-95
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities           -24.24%           N/A            -4.55%          07-14-97
Portfolio: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:           -12.20%           N/A            -5.82%          05-01-00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:       -15.76%           N/A           -24.46%          10-02-00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and        -50.22%           N/A          -65.77%           10-02-00
Communications Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:         -4.15%         2.37%             3.02%          11-15-82
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I         -36.83%        -4.91%             3.00%          05-01-92
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth         -37.30%           N/A           -37.31%          10-02-00
Fund: Class I
-------------------------------------------------------------------------------------------------------------



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in  Available in
                                              1 Year To      5 Years To     Variable Account   the Variable
            Sub-Account Options                12/31/01       12/31/01         To 12/31/01        Account
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:            -7.70%         0.16%              0.20%         02-25-82
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund:           -21.86%        -8.31%              6.89%         11-15-82
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I        -20.96%           N/A            -25.20%         05.01-00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I          16.60%           N/A              7.76%         05-01-98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I           -17.16%         7.35%             11.57%         10-23-95
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund:            -7.16%           N/A             -2.73%         05-01-00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund:           -38.83%           N/A            -35.76%         05-01-00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I     -46.83%           N/A            -61.85%         10-02-00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation       -31.04%           N/A            -32.08%         05-01-00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology          -45.26%           N/A            -46.94%         05-01-00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth       -32.51%           N/A            -32.89%         05-01-00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio           -38.87%         2.64%              4.60%         12-01-87
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         -12.39%           N/A             -3.59%         05-01-98
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond       -2.64%         0.75%              1.21%         12-01-87
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio         -13.60%         3.19%             10.08%         08-01-94
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            -39.71%           N/A            -38.26%         05-01-00
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -3.62%         0.82%              2.64%         09-01-89
Oppenheimer Bond Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            -22.55%           N/A              6.81%         07-14-97
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            -22.06%        11.42%              9.60%         10-01-93
Oppenheimer Global Securities Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -            -20.33%           N/A            -19.25%         05-01-00
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             -8.97%         4.28%              6.53%         09-01-89
Oppenheimer Multiple Strategies Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                -14.41%        10.50%             13.42%         05-08-92
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          -7.26%         1.75%              5.47%         05-08-92
Strong  Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -         -31.33%       -11.27%             -8.42%         10-23-95
International Stock Fund II
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        -1.34%           N/A             -3.22%         07-14-97
Emerging Markets Debt
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        -1.59%           N/A              0.74%         09-21-00
U.S. Real Estate Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             -15.68%        -4.33%             -2.30%         09-01-89
Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             -12.67%       -13.60%            -14.42%         12-23-96
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             -20.59%        -9.49%              1.16%         09-01-89
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------


NON-STANDARDIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                                                               10 Years To
                                              1 Year To      5 Years To    12/31/01or Life of    Date Fund
            Sub-Account Options                12/31/01       12/31/01            Fund           Effective
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -5.10%          5.11%             5.09%          05-01-91
- American Century VP Balanced Fund: Class
I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.     -29.31%          2.46%             3.51%          11-20-87
- American Century VP Capital Appreciation
Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      -9.85%            N/A             5.30%          10-30-97
- American Century Income & Growth Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.     -30.40%          4.77%             5.25%          05-02-94
- American Century VP International Fund:
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.      11.05%         10.10%            10.95%          05-01-96
- American Century VP Value Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series -           -19.31%         17.30%            14.98%          02-08-84
Growth Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - High        6.30%          2.94%             6.14%          02-08-84
Yield Bond Fund
-------------------------------------------------------------------------------------------------------------
American Variable Insurance Series - U.S         5.54%          5.27%             5.02%          11-19-85
Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture      -29.87%          1.12%             0.50%          09-30-96
Capital Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - International Focus      -23.59%         -3.42%            -0.43%          06-30-95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Small Cap Growth         -17.41%          3.88%             8.42%          06-30-95
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European       -29.37%            N/A            -4.88%          04-22-99
Equity Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth        -23.89%          6.68%            10.91%          10-06-93
Fund, Inc.: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.: Initial        -13.63%          8.73%            10.84%          09-29-89
Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -             -10.80%          9.22%            12.13%          04-05-93
Appreciation Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Growth       -7.38%          4.96%            11.98%          05-02-94
& Income Portfolio: Initial Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:           -6.50%          7.75%            11.96%          10-09-86
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio: Initial         -19.03%         10.01%            11.75%          10-09-86
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:            -13.19%         -5.13%             3.72%          09-19-85
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio: Initial       -22.50%          1.15%             4.28%          01-28-87
Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio:        -5.64%          5.65%             7.63%          09-01-89
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio:         -13.69%          8.79%            14.12%          01-03-95
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities          -15.84%          2.11%             7.86%          01-03-95
Portfolio: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap Index Fund:           -2.90%            N/A             8.84%          10-31-97
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging Markets Fund:       -6.72%            N/A           -23.66%          08-30-00
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Technology and       -43.77%            N/A           -43.94%          06-30-00
Communications Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government Bond Fund:         5.55%          5.42%             5.43%          11-08-82
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth Fund: Class I        -29.38%         -2.28%             4.70%          04-15-92
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT International Growth        -29.88%            N/A           -31.59%          08-30-00
Fund: Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money Market Fund:            1.95%          3.35%             2.95%          11-10-81
Class I
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                               10 Years To
                                              1 Year To      5 Years To    12/31/01or Life of    Date Fund
            Sub-Account Options                12/31/01       12/31/01            Fund           Effective
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total Return Fund:          -13.27%          5.51%              8.78%         11-08-82
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth Fund: Class I       -12.31%            N/A             15.70%         05/03/99
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I         26.30%            N/A             12.42%         10/31/97
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund: Class I           -8.23%          9.96%             13.78%         10-23-95
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector Bond Fund:            2.53%            N/A              1.97%         10-31-97
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap Growth Fund:          -31.52%            N/A              4.41%         10-31-97
Class I
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus Fund: Class I    -40.13%            N/A            -49.85%         06-30-00
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation      -23.15%            N/A             15.67%         05-01-97
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology         -38.44%            N/A            -37.39%         01-18-00
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth      -24.73%          8.38%             11.62%         05-02-94
Portfolio: Service Shares
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio          -31.57%          5.05%              6.61%         09-10-84
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio         -3.10%            N/A             10.05%         11-03-97
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond       7.06%          3.95%              3.83%         09-10-84
Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio         -4.40%          5.89%             10.77%         03-22-94
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           -32.47%          5.44%             10.15%         08-15-86
Oppenheimer Aggressive Growth Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             6.08%          3.97%              5.02%         04-03-85
Oppenheimer Bond Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           -14.02%         12.50%             13.54%         04-03-85
Oppenheimer Capital Appreciation Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           -13.49%         13.69%             12.24%         11-12-90
Oppenheimer Global Securities Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -           -11.64%          5.10%             12.05%         07-05-95
Oppenheimer Main Street Growth & Income
Fund/VA: Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds -             0.58%          7.08%              8.56%         02-09-87
Oppenheimer Multiple Strategies Fund/VA:
Initial Class
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                -5.26%         12.85%             14.98%         05-08-92
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -          2.42%          4.76%              7.59%         05-08-92
Strong Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. -        -23.46%         -7.74%             -4.66%         10-20-95
International Stock Fund II
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        8.36%            N/A              1.40%         06-16-97
Emerging Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -        8.11%            N/A              6.67%         03-03-97
U.S. Real Estate Portfolio
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             -6.64%         -1.03%              0.61%         09-01-89
Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -             -3.40%         -9.40%             -4.51%         12-21-95
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -            -11.92%         -5.52%              3.33%         09-01-89
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas Portfolio:
Initial Class R, Fidelity VIP III Value Strategies Portfolio: Initial Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no sub-account performance is available.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP BALANCED FUND: CLASS I

     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and the remainder in fixed income securities.

     AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS I

     Investment Objective: Capital growth. The Fund seeks to achieve its investment objective by investing in common stocks. Income is a secondary objective. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. The Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund managers intend to keep the Fund essentially fully invested regardless of the movement of the market generally.

     AMERICAN CENTURY VP ULTRA FUND: CLASS I

     Investment Objective: Capital growth by investing in common stocks of growing companies. The basis of the strategy used by the Fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater than average chance to increase in value over time. This strategy looks for stocks of large companies with earnings and revenues that are not only growing, but growing at a successively faster or accelerating pace. Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the Fund can invest in foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

     AMERICAN CENTURY VP VALUE FUND: CLASS I

     Investment Objective: Long-term capital growth; income is a secondary objective. The managers look for companies whose stock prices are less than they believe the company is worth. The managers attempt to purchase the stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, the Fund may invest a portion of its assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt securities.

AMERICAN VARIABLE INSURANCE SERIES

The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

     GROWTH FUND (AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989)

     Investment Objective: Growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

     HIGH YIELD BOND FUND (AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989)

     Investment Objective: High current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments on lower yielding fixed income securities.

     U.S. GOVERNMENT/AAA-RATED SECURITIES FUND (AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989)

     Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Adviser).

CREDIT SUISSE TRUST

The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     SMALL CAP GROWTH PORTFOLIO

     Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002)

     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

     SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks to match the performance of the Standard & Poor's SmallCap 600 Index. To pursue this goal, the Portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the Index, rather than attempt to replicate the Index. The Portfolio attempts to have a correlation between its performance and that of the Index of at least .95, before expenses. The Portfolio's investments are selected by a "sampling" process based on market capitalization, industry representation and other means. By using a this sampling process, the Portfolio typically will not invest in all 600 stocks in the S&P SmallCap 600 Index.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES

     Investment Objective: Primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

     GROWTH & INCOME PORTFOLIO: INITIAL SHARES

     Investment Objective: Long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an open-end management investment company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II: PRIMARY SHARES

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: INITIAL CLASS

     Investment Objective: Reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. Normally invests at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.

     VIP GROWTH PORTFOLIO: INITIAL CLASS

     Investment Objective: Capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).

     VIP HIGH INCOME PORTFOLIO: INITIAL CLASS

     Investment Objective: A high level of current income while also considering growth of capital. Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities.

     VIP OVERSEAS PORTFOLIO: INITIAL CLASS (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND INITIAL CLASS R

     Investment Objective: Long-term capital growth. Normally invests at least 65% of total assets in foreign securities, primarily in common stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: INITIAL CLASS

     Investment Objective: High total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. Assets are allocated among stocks, bonds, and short-term money market instruments, maintaining a neutral mix over time of 50% of assets in stock, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.

     VIP II CONTRAFUND(R) PORTFOLIO: INITIAL CLASS

     Investment Objective: Long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: INITIAL CLASS (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)

     Investment Objective: Capital growth. Normally invests primarily in common stocks, investing in both domestic and foreign issuers. Invests in either "growth" stocks or "value" stocks or both.

     VIP III VALUE STRATEGIES PORTFOLIO: SERVICE CLASS

     Investment Objective: Capital appreciation. The Portfolio pursues its objective by investing primarily in common stocks.

GARTMORE VARIABLE INSURANCE TRUST

Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III

     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND:
     CLASS I

     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I

     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

          GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND

          Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND

          Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

          GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND

          Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT NATIONWIDE LEADERS FUND: CLASS III

     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I

     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III

     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GVIT SMALL CAP GROWTH FUND: CLASS I

     Subadvisers: Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company

     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I

     Subadviser: Miller, Anderson & Sherrerd, LLP

     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I

     Subadviser: Strong Capital Management Inc.

     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND CLASS III (ONLY AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 25, 2002)

     Subadviser: Turner Investment Partners, Inc.

     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

     Investment Objective: Long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES (NOT AVAILABLE TO RECEIVE TRANSFERS OR PURCHASE PAYMENTS AS OF MAY 1, 2002) AND SERVICE II SHARES

     Investment Objective: Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GROWTH PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT GUARDIAN PORTFOLIO

     Investment Objective: Long-term capital growth, with current income as a secondary objective. The Portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT LIMITED MATURITY BOND PORTFOLIO

     Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The Portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

     AMT PARTNERS PORTFOLIO

     Investment Objective: Capital growth. The Portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER BOND FUND/VA: INITIAL CLASS

     Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA: INITIAL CLASS

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA: INITIAL CLASS

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA: INITIAL CLASS

     Investment Objective: High total return, with stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA: INITIAL CLASS

     Investment Objective: Total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC.

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     INTERNATIONAL STOCK FUND II (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 199

     Investment Objective: Capital growth by investing primarily in the equity securities of issuers located outside the United States.

     STRONG DISCOVERY FUND II, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO

     Investment Objective: High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

     U. S. REAL ESTATE PORTFOLIO

     Investment Objective: Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Morgan Stanley Investment Management Inc., which does business in certain instances using the name Van Kampen, is the Portfolio's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE BOND FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2002)

     Investment Objective: High total return through a flexible policy of investing globally, primarily in debt securities.

     WORLDWIDE EMERGING MARKETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2002)

     Investment Description: Long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.

----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
American Century Variable           19.495665         18.559606         -4.80%        3,923,625        2001
Portfolios, Inc. - American         20.288854         19.495665         -3.91%        4,361,533        2000
Century VP Balanced Fund Class      18.677491         20.288854          8.63%        5,256,044        1999
I - Q/NQ                            16.345418         18.677491         14.27%        5,996,007        1998
                                    14.300170         16.345418         14.30%        5,856,813        1997
                                    12.912980         14.300170         10.74%        5,831,398        1996
                                    10.801286         12.912980         19.55%        5,450,413        1995
                                    10.876699         10.801286         -0.69%        4,995,923        1994
                                    10.232829         10.876699          6.29%        4,112,711        1993
                                    10.000000         10.232829          2.33%        2,534,358        1992
----------------------------------------------------------------------------------------------------------------
American Century Variable           38.157123         27.088550        -29.01%        6,194,078        2001
Portfolios, Inc. - American         35.454211         38.157123          7.62%        7,959,747        2000
Century VP Capital                  21.832994         35.454211         62.39%        7,862,693        1999
Appreciation Fund Class I -         22.608168         21.832994         -3.43%        8,891,042        1998
Q/NQ                                23.677551         22.608168         -4.52%       11,745,644        1997
                                    25.074858         23.677551         -5.57%       14,556,031        1996
                                    19.378026         25.074858         29.40%       17,438,318        1995
                                    19.864882         19.378026         -2.45%       16,971,203        1994
                                    18.244594         19.864882          8.88%       15,879,849        1993
                                    18.736465         18.244594         -2.63%       15,694,698        1992
                                    13.379768         18.736465         40.04%        9,650,706        1991
----------------------------------------------------------------------------------------------------------------
American Century Variable           11.126222         10.063450         -9.55%        3,229,944        2001
Portfolios, Inc. - American         12.610627         11.126222        -11.77%        3,560,031        2000
Century VP Income & Growth          10.825822         12.610627         16.49%        3,486,007        1999
Fund Class I - Q/NQ                 10.000000         10.825822          8.26%        2,046,928        1998
----------------------------------------------------------------------------------------------------------------
American Century Variable           21.429753         14.979094        -30.10%        5,318,356        2001
Portfolios, Inc. - American         26.102697         21.429753        -17.90%        8,210,709        2000
Century VP International Fund       16.121219         26.102697         61.92%        8,418,918        1999
Class I - Q/NQ                      13.753336         16.121219         17.22%        8,709,163        1998
                                    11.745639         13.753336         17.09%        6,327,934        1997
                                    10.402550         11.745639         12.91%        3,953,291        1996
                                     9.392316         10.402550         10.76%        3,063,659        1995
                                    10.000000          9.392316         -6.08%        1,533,923        1994
----------------------------------------------------------------------------------------------------------------
American Century Variable           14.901045          16.591903        11.35%        6,050,734        2001
Portfolio, Inc. - American          12.777944          14.901045        16.62%        2,877,118        2000
Century VP Value Fund Class I       13.057214          12.777944        -2.14%        1,991,906        1999
- Q/NQ                              12.621843          13.057214         3.45%        2,332,484        1998
                                    10.142565          12.621843        24.44%        2,331,383        1997
                                    10.000000          10.142565         1.43%           90,209        1996
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
 American Variable Insurance        67.636095        54.780019         -19.01%            473,726      2001
 Series - Growth Fund 1 - Q/NQ      65.428997        67.636095           3.37%            553,384      2000
                                    42.056137        65.428997          55.58%            635,473      1999
                                    31.433956        42.056137          33.79%            740,145      1998
                                    24.479182        31.433956          28.41%            843,498      1997
                                    21.880052        24.479182          11.88%            957,673      1996
                                    16.632869        21.880052          31.55%          1,077,720      1995
                                    16.767635        16.632869          -0.80%          1,106,836      1994
                                    14.603954        16.767635          14.82%          1,188,121      1993
                                    13.356752        14.603954           9.34%          1,288,973      1992
                                    10.154286        13.356752          31.54%          1,313,462      1991
 ---------------------------------------------------------------------------------------------------------------
 American Variable Insurance        25.454935        27.135785           6.60%             57,966      2001
 Series - High Yield Bond           26.601827        25.454935          -4.31%             65,619      2000
 Fund1 - Q/NQ                       25.475118        26.601827           4.42%             78,579      1999
                                    25.696356        25.475118          -0.86%            100,976      1998
                                    23.160826        25.696356          10.95%            123,894      1997
                                    20.729452        23.160826          11.73%            127,865      1996
                                    17.247186        20.729452          20.19%            139,991      1995
                                    18.696382        17.247186          -7.75%            153,726      1994
                                    16.269615        18.696382          14.92%            187,562      1993
                                    14.656040        16.269615          11.01%            182,253      1992
                                    11.731211        14.656040          24.93%            197,860      1991
 ---------------------------------------------------------------------------------------------------------------
 American Variable Insurance        22.759646        24.088283           5.84%            121,524      2001
 Series - U.S.                      20.644287        22.759646          10.25%            130,827      2000
 Government/AAA-Rated               21.026607        20.644287          -1.82%            169,205      1999
 Securities Fund 1 - Q/NQ           19.60955         21.026607           6.78%            211,100      1998
                                    18.395431        19.690955           7.04%            258,271      1997
                                    18.077072        18.395431           1.76%            332,448      1996
                                    15.872495        18.077072          13.89%            553,945      1995
                                    16.810323        15.872495          -5.58%            619,218      1994
                                    15.319654        16.810323           9.73%            779,702      1993
                                    14.425067        15.319654           6.20%            844,279      1992
                                    12.605067        14.425067          14.44%            933,702      1991
 ---------------------------------------------------------------------------------------------------------------
 Credit Suisse Trust - Global       15.432781        10.869241         -29.57%            916,771      2001
 Post-Venture Capital               19.288213        15.432781         -19.99%          1,288,253      2000
 Portfolio - Q/NQ                   11.952364        19.288213          61.38%          1,376,514      1999
                                    11.369600        11.952364           5.13%            979,637      1998
                                    10.163772        11.369600          11.86%            707,736      1997
                                    10.000000        10.163772           1.64%            404,133      1996
 ---------------------------------------------------------------------------------------------------------------

1 On October 20, 1989, Nationwide substituted shares of the American Variable Insurance Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
 Credit Suisse Trust -              12.858441         9.863392         -23.29%          4,524,393      2001
 International Focus Portfolio      17.579480        12.858441         -26.86%          5,559,302      2000
 - Q/NQ                             11.608185        17.579480          51.44%          7,260,250      1999
                                    11.164048        11.608185           3.98%          8,662,434      1998
                                    11.572294        11.164048          -3.53%         11,097,293      1997
                                    10.661059        11.572294           8.55%         11,287,184      1996
                                    10.000000        10.661059           6.61%          3,810,855      1995
 ---------------------------------------------------------------------------------------------------------------
 Credit Suisse Trust - Small        20.629953        17.100411         -17.11%          7,315,425      2001
 Cap Growth Portfolio - Q/NQ        25.523630        20.629953         -19.17%          8,717,167      2000
                                    15.294249        25.523630          66.88%          9,345,464      1999
                                    15.950665        15.294249          -4.12%         10,310,188      1998
                                    13.973889        15.950665          14.15%         11,681,454      1997
                                    12.430073        13.973889          12.42%          9,709,140      1996
                                    10.000000        12.430073          24.30%          5,025,636      1995
 ---------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios       9.272855         6.557246         -29.07%            142,395      2001
 - European Equity Portfolio:       10.000000         9.272855          -7.27%             99,169      2000
 Initial Shares - Q/NQ
 ---------------------------------------------------------------------------------------------------------------
 The Dreyfus Socially               31.095821        23.760745         -23.59%          5,375,905      2001
 Responsible Growth Fund,           35.410022        31.095821         -12.18%          6,271,857      2000
 Inc.: Initial Shares - Q/NQ        27.580026        35.410022          28.39%          6,009,014      1999
                                    21.597400        27.580026          27.70%          4,943,293      1998
                                    17.037112        21.597400          26.77%          4,163,981      1997
                                    14.239508        17.037112          19.65%          2,743,036      1996
                                    10.721141        14.239508          32.82%          1,061,480      1995
                                    10.702195        10.721141           0.18%            565,190      1994
                                    10.000000        10.702195           7.02%             80,661      1993
 ---------------------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund,          29.155455        25.269146         -13.33%         22,253,473      2001
 Inc.: Initial Shares - Q/NQ        32.559249        29.155455         -10.45%         25,282,408      2000
                                    27.352140        32.559249          19.04%         29,124,459      1999
                                    21.614298        27.352140          26.55%         28,257,153      1998
                                    16.470432        21.614298          31.23%         22,011,947      1997
                                    13.619180        16.470432          20.94%         13,803,002      1996
                                    10.087774        13.619180          35.01%          6,089,852      1995
                                    10.130946        10.087774          -0.43%            958,178      1994
                                    10.000000        10.130946           1.31%            167,812      1993
 ---------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment         14.131419        12.648277         -10.50%          4,428,984      2001
Fund: Appreciation Portfolio:       14.410358        14.131419          -1.94%          5,180,502      2000
Initial Shares - Q/NQ               13.099410        14.410358          10.01%          6,960,886      1999
                                    10.192063        13.099410          28.53%          6,377,285      1998
                                    10.000000        10.192063           1.92%            356,277      1997
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment         13.851602        12.871217          -7.08%          2,832,364      2001
Fund - Growth & Income              14.584456        13.851602          -5.02%          2,684,211      2000
Portfolio: Initial Shares -         12.641927        14.584456          15.37%          2,438,905      1999
Q/NQ                                11.455116        12.641927          10.36%          2,540,933      1998
                                     9.986925        11.455116          14.70%          1,798,495      1997
                                    10.000000         9.986925          -0.13%             17,665      1996
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income          43.878710        41.158746          -6.20%         21,634,292      2001
Portfolio: Initial Class -          41.001029        43.878710           7.02%         24,796,505      2000
  Q/NQ                              39.068090        41.001029           4.95%         33,300,821      1999
                                    35.459509        39.068090          10.18%         40,310,078      1998
                                    28.043676        35.459509          26.44%         43,512,141      1997
                                    24.863579        28.043676          12.79%         43,623,770      1996
                                    18.646331        24.863579          33.34%         42,577,434      1995
                                    17.644458        18.646331           5.68%         30,500,800      1994
                                    15.123262        17.644458          16.67%         22,024,416      1993
                                    13.099125        15.123262          15.45%         13,466,769      1992
                                    10.095775        13.099125          29.75%          9,073,278      1991
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:      76.996322        62.576549         -18.73%         21,235,416      2001
Initial Class - Q/NQ                87.627336        76.996322         -12.13%         25,427,441      2000
                                    64.597153        87.627336          35.65%         28,552,551      1999
                                    46.918894        64.597153          37.68%         28,851,915      1998
                                    38.497038        46.918894          21.88%         29,239,944      1997
                                    34.006052        38.497038          13.21%         31,565,401      1996
                                    25.451479        34.006052          33.61%         29,066,143      1995
                                    25.790764        25.451479          -1.32%         22,182,366      1994
                                    21.890060        25.790764          17.82%         17,049,158      1993
                                    20.287900        21.890060           7.90%         12,442,786      1992
                                    14.125398        20.287900          43.63%          7,092,228      1991
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income            21.995953        19.161462         -12.89%          6,536,524      2001
Portfolio: Initial Class -          28.744305        21.995953         -23.48%          7,250,779      2000
Q/NQ                                26.926873        28.744305           6.75%          9,978,915      1999
                                    28.515871        26.926873          -5.57%         12,922,102      1998
                                    24.553550        28.515871          16.14%         14,983,536      1997
                                    21.817076        24.553550          12.54%         15,996,382      1996
                                    18.327364        21.817076          19.04%         14,458,367      1995
                                    18.859652        18.327364          -2.82%         11,102,239      1994
                                    15.855840        18.859652          18.94%          9,352,265      1993
                                    13.055215        15.855840          21.45%          4,482,731      1992
                                     9.778064        13.055215          33.52%          1,767,701      1991
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas               22.826307        17.759073         -22.20%         11,760,930      2001
Portfolio : Initial Class -         28.588402        22.826307         -20.16%         14,637,909      2000
Q/NQ                                20.307878        28.588402          40.77%         17,427,775      1999
                                    18.248482        20.307878          11.29%         20,601,480      1998
                                    16.573676        18.248482          10.11%         23,816,151      1997
                                    14.832631        16.573676          11.74%         26,622,176      1996
                                    13.701507        14.832631           8.26%         28,944,470      1995
                                    13.646118        13.701507           0.41%         32,616,778      1994
                                    10.074553        13.646118          35.45%         26,311,908      1993
                                    11.432117        10.074553         -11.88%         10,722,716      1992
                                    10.707951        11.432117           6.76%          6,306,906      1991
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager       28.715312       27.180705           -5.34%         15,941,974      2001
Portfolio: Initial Class -          30.281181       28.715312           -5.17%         19,312,846      2000
Q/NQ                                27.616728       30.281181            9.65%         24,933,937      1999
                                    24.319958       27.616728           13.56%         29,762,582      1998
                                    20.422622       24.319958           19.08%         32,838,236      1997
                                    18.056027       20.422622           13.11%         35,393,121      1996
                                    15.641016       18.056027           15.44%         38,742,130      1995
                                    16.874276       15.641016           -7.31%         45,480,995      1994
                                    14.123234       16.874276           19.48%         34,091,165      1993
                                    12.789976       14.123234           10.42%         13,291,471      1992
                                    10.572963       12.789976           20.97%          4,505,117      1991
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)       23.552441        20.398208         -13.39%         21,789,540      2001
Portfolio: Initial Class - Q/NQ     25.553458        23.552441          -7.83%         25,112,647      2000
                                    20.836167        25.553458          22.64%         28,241,038      1999
                                    16.241378        20.836167          28.29%         26,949,772      1998
                                    13.255157        16.241378          22.53%         25,172,286      1997
                                    11.071500        13.255157          19.72%         20,461,428      1996
                                    10.000000        11.071500          10.72%          6,516,214      1995
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             11.327928         9.567474         -15.54%          3,474,582      2001
Opportunities Portfolio:            13.838158        11.327928         -18.14%          4,267,116      2000
Initial Class - Q/NQ                13.446025        13.838158           2.92%          5,623,044      1999
                                    10.932125        13.446025          23.00%          5,126,613      1998
                                    10.000000        10.932125           9.32%          1,807,800      1997
----------------------------------------------------------------------------------------------------------------
GVIT Dreyfus GVIT Mid Cap           10.426483        10.155801          -2.60%          3,053,642      2001
Index Fund: Class I - Q/NQ          10.000000        10.426483           4.26%          1,618,150      2000
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Emerging          8.684823         8.126945          -6.42%            276,397      2001
Markets Fund:                       10.000000         8.684823         -13.15%              5,853      2000
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global            5.998573         3.390760         -43.47%            456,524      2001
Technology and Communications       10.000000         5.998573         -40.01%            193,994      2000
Fund:
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government       37.741768        39.950842           5.85%          3,026,477      2001
Bond Fund:                          33.975979        37.741768          11.08%          2,868,756      2000
Class I - Q                         35.250995        33.975979          -3.62%          3,473,447      1999
                                    32.793820        35.250995           7.49%          4,202,514      1998
                                    30.296925        32.793820           8.24%          3,575,004      1997
                                    29.663756        30.296925           2.13%          3,938,276      1996
                                    25.309101        29.663756          17.21%          4,150,795      1995
                                    26.497619        25.309101          -4.49%          4,217,320      1994
                                    24.513489        26.497619           8.09%          4,093,697      1993
                                    23.025331        24.513489           6.46%          3,388,192      1992
                                    19.989831        23.025331          15.19%          2,396,577      1991
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Government       37.642078        39.845323           5.85%          2,026,602      2001
Bond Fund: Class I - NQ             33.886230        37.642078          11.08%          2,244,962      2000
                                    35.157882        33.886230          -3.62%          2,665,502      1999
                                    32.707206        35.157882          -0.26%          3,353,428      1998
                                    30.216906        32.707206           8.24%          2,848,085      1997
                                    29.585401        30.216906           2.13%          3,184,368      1996
                                    25.242252        29.585401          17.21%          3,385,486      1995
                                    26.427634        25.242252          -4.49%          3,855,380      1994
                                    24.448737        26.427634           8.09%          4,068,930      1993
                                    22.964507        24.448737           6.46%          3,746,706      1992
                                    19.937021        22.964507          15.19%          3,069,935      1991
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Growth           22.850565        16.206536         -29.08%          5,465,278      2001
Fund: Class I - Q/NQ                31.511115        22.850565         -27.48%          6,409,567      2000
                                    30.616503        31.511115           2.92%          9,988,756      1999
                                    23.867569        30.616503          28.28%         12,537,893      1998
                                    17.979967        23.867569          32.75%          8,088,601      1997
                                    14.442619        17.979967          24.49%          4,900,530      1996
                                    11.311683        14.442619          27.68%          1,802,112      1995
                                    11.564256        11.311683          -2.18%          1,787,937      1994
                                    10.689287        11.564256           8.19%          1,094,307      1993
                                    10.000000        10.689287           6.89%            741,148      1992
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT                   9.220640         6.492772         -29.58%             19,244      2001
International Growth Fund:          10.000000         9.220640          -7.79%              1,910      2000
Class I - Q/NQ
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Money            25.875318        26.457300           2.25%         18,902,402      2001
Market Fund: Class I* - Q/NQ        24.724254        25.875318           4.66%         20,018,844      2000
                                    23.891623        24.724254           3.49%         33,877,905      1999
                                    22.994005        23.891623           3.90%         23,452,710      1998
                                    22.132823        22.994005           3.89%         22,090,240      1997
                                    21.334141        22.132823           3.74%         20,730,496      1996
                                    20.457373        21.334141           4.29%         20,650,189      1995
                                    19.951530        20.457373           2.54%         28,098,640      1994
                                    19.672720        19.951530           1.42%         14,253,502      1993
                                    19.275668        19.672720           2.06%         13,030,780      1992
                                    18.453701        19.275668           4.45%         13,266,219      1991
----------------------------------------------------------------------------------------------------------------

*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was -0.03%



----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total            95.205724        82.854525       -12.97%            2,811,964      2001
Return Fund: Class I - Q            98.542231        95.205724        -3.39%            3,204,746      2000
                                    93.358149        98.542231         5.55%            4,059,346      1999
                                    80.108117        93.358149        16.54%            4,459,090      1998
                                    62.707634        80.108117        27.75%            4,368,093      1997
                                    52.147953        62.707634        20.25%            3,546,292      1996
                                    40.926247        52.147953        27.42%            2,843,673      1995
                                    41.023082        40.926247        -0.24%            2,189,971      1994
                                    37.471598        41.023082         9.48%            1,747,873      1993
                                    35.094975        37.471598         6.77%            1,417,457      1992
                                    25.674744        35.094975        36.69%              905,547      1991
----------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Total            92.754108        80.720956       -12.97%            1,664,242      2001
Return Fund: Class I - NQ           96.004702        92.754108        -3.39%            2,074,432      2000
                                    90.954119        96.004702         5.55%            2,763,449      1999
                                    78.045294        90.954119        16.54%            3,296,114      1998
                                    61.092889        78.045294        27.75%            3,538,356      1997
                                    50.805130        61.092889        20.25%            3,148,253      1996
                                    39.872391        50.805130        27.42%            2,833,128      1995
                                    39.966728        39.872391        -0.24%            2,396,609      1994
                                    36.506693        39.966728         9.48%            2,125,354      1993
                                    34.191261        36.506693         6.77%            2,066,486      1992
                                    25.013609        34.191261        36.69%            1,759,891      1991
----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Growth           8.049083         7.082713       -12.01%            1,344,987      2001
Fund: Class I - Q/NQ                10.000000         8.049083       -19.51%              618,926      2000
----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value           11.811823        14.953758        26.60%            8,057,476      2001
Fund: Class I - Q/NQ                10.761293        11.811823         9.76%            4,015,701      2000
                                     8.528787        10.761293        26.18%            2,558,753      1999
                                    10.000000         8.528787       -14.71%            1,006,390      1998
----------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Company Fund:       24.404464        22.470394        -7.93%            6,151,860      2001
Class I - Q/NQ                      22.704085        24.404464         7.49%            6,820,709      2000
                                    15.971964        22.704085        42.15%            6,712,735      1999
                                    16.020642        15.971964        -0.30%            8,113,510      1998
                                    13.831813        16.020642        15.82%            8,605,933      1997
                                    11.410135        13.831813        21.22%            6,132,819      1996
                                    10.000000        11.410135        14.10%              764,561      1995
----------------------------------------------------------------------------------------------------------------
GVIT MAS GVIT Multi Sector          10.402458        10.696539         2.83%              536,394      2001
Bond Fund: Class I - Q/NQ           10.000000        10.402458         4.02%              332,659      2000
----------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap             8.080774         5.557818       -31.22%            1,570,037      2001
Growth Fund: Class I - Q/NQ         10.000000         8.080774         -19.19%          2,358,498      2000
----------------------------------------------------------------------------------------------------------------
GVIT Turner GVIT Growth Focus        6.324196         3.805277       -39.83%              638,781      2001
Fund: Class I - Q/NQ                10.000000         6.324196       -36.76%              198,959      2000
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital         7.864985         6.067590       -22.85%            4,919,247      2001
Appreciation Portfolio:             10.000000         7.864985       -21.35%            4,001,655      2000
Service Shares-Q/NQ
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global          6.720273         4.157294       -38.14%            4,075,721      2001
Technology Portfolio: Service       10.000000         6.720273       -32.80%            3,181,754      2000
Shares-Q/NQ
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 7.883235         5.957202       -24.43%            3,215,920      2001
International Growth                10.000000         7.883235       -21.17%            2,893,580      2000
Portfolio: Service Shares-Q/NQ
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth         55.924190        38.434816       -31.27%            5,720,120      2001
Portfolio - Q/NQ                    64.133277        55.924190       -12.80%            7,003,828      2000
                                    43.203987        64.133277        48.44%            6,786,793      1999
                                    37.889922        43.203987        14.03%            8,274,573      1998
                                    29.757359        37.889922        27.33%            9,503,692      1997
                                    27.626244        29.757359         7.71%           10,300,477      1996
                                    21.247525        27.626244        30.02%           11,278,131      1995
                                    22.656907        21.247525        -6.22%            9,251,412      1994
                                    21.495392        22.656907         5.40%            9,687,470      1993
                                    19.882145        21.495392         8.11%            9,276,834      1992
                                    15.527030        19.882145        28.05%            7,318,999      1991
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian       10.511377        10.217493        -2.80%            2,252,525      2001
Portfolio - Q/NQ                    10.529949        10.511377        -0.18%            1,808,437      2000
                                     9.282422        10.529949        13.44%            2,206,897      1999
                                    10.000000         9.282422        -7.18%            1,710,516      1998
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited        19.242706        20.658997         7.36%            3,205,231      2001
Maturity Bond Portfolio - Q/NQ      18.256157        19.242706         5.40%            3,591,397      2000
                                    18.227259        18.256157         0.16%            4,494,538      1999
                                    17.690564        18.227259         3.03%            5,856,163      1998
                                    16.791470        17.690564         5.35%            6,326,899      1997
                                    16.311479        16.791470         2.94%            7,110,665      1996
                                    14.896724        16.311479         9.50%            7,927,828      1995
                                    15.115753        14.896724        -1.45%            8,097,784      1994
                                    14.362908        15.115753         5.24%           10,036,708      1993
                                    13.836035        14.362908         3.81%            6,780,624      1992
                                    12.589849        13.836035         9.90%            2,788,866      1991
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners       24.220161        23.227490        -4.10%            5,911,528      2001
Portfolio - Q/NQ                    24.366392        24.220161        -0.60%            6,668,990      2000
                                    22.992724        24.366392         5.97%            9,255,549      1999
                                    22.354609        22.992724         2.85%           12,948,011      1998
                                    17.256151        22.354609        29.55%           15,749,600      1997
                                    13.494251        17.256151        27.88%           10,775,817      1996
                                    10.017795        13.494251        34.70%            4,325,139      1995
                                    10.000000        10.017795         0.18%              547,605      1994
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account         7.756703         5.261530       -32.17%            3,948,553      2001
Funds - Oppenheimer Aggressive      10.000000         7.756703       -22.43%            5,867,987      2000
Growth Fund/VA: Initial Class
- Q/NQ
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        20.083060        21.364042         6.38%            5,634,831      2001
Funds - Oppenheimer Bond            19.177103        20.083060         4.72%            5,522,385      2000
Fund/VA: Initial Class - Q/NQ       19.729274        19.177103        -2.80%            6,939,510      1999
                                    18.715948        19.729274         5.41%            8,020,359      1998
                                    17.356310        18.715948         7.83%            7,497,951      1997
                                    16.781326        17.356310         3.43%            7,084,596      1996
                                    14.531774        16.781326        15.48%            6,443,043      1995
                                    15.013579        14.531774        -3.21%            5,360,601      1994
                                    13.456350        15.013579        11.57%            4,554,322      1993
                                    12.801628        13.456350         5.11%            2,836,773      1992
                                    11.026344        12.801628        16.10%            1,236,793      1991
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        17.572799        15.161642       -13.72%            8,749,074      2001
Funds - Oppenheimer Capital         17.844166        17.572799        -1.52%            9,438,104      2000
Appreciation Fund/VA: Initial       12.762568        17.844166        39.82%            5,777,138      1999
Class - Q/NQ                        10.427884        12.762568        22.39%            2,675,493      1998
                                    10.000000        10.427884         4.28%              796,017      1997
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        29.294816        25.431265       -13.19%           11,787,913      2001
Funds - Oppenheimer Global          28.241523        29.294816         3.73%           13,833,949      2000
Securities Fund/VA: Initial         18.054116        28.241523        56.43%           14,627,852      1999
Class - Q/NQ                        16.030693        18.054116        12.62%           15,201,324      1998
                                    13.266755        16.030693        20.83%           15,779,155      1997
                                    11.411200        13.266755        16.26%           13,251,306      1996
                                    11.307851        11.411200         0.91%           11,329,212      1995
                                    12.151882        11.307851        -6.95%           12,749,841      1994
                                    10.000000        12.151882        21.52%            3,088,915      1993
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account         8.976519         7.959019       -11.34%            1,511,915      2001
Funds - Oppenheimer Main            10.000000         8.976519       -10.23%              711,694      2000
Street Growth & Income
Fund/VA: Initial Class - Q/NQ
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account        25.479369        25.703909         0.88%            4,952,209      2001
Funds - Oppenheimer Multiple        24.251858        25.479369         5.06%            5,450,442      2000
Strategies Fund/VA: Initial         21.978211        24.251858        10.35%            6,529,656      1999
Class - Q/NQ                        20.878401        21.978211         5.27%            8,118,694      1998
                                    18.045475        20.878401        15.70%            9,146,343      1997
                                    15.831164        18.045475        13.99%            8,681,093      1996
                                    13.216172        15.831164        19.79%            8,255,507      1995
                                    13.655607        13.216172        -3.22%            7,261,531      1994
                                    11.932236        13.655607        14.44%            5,629,402      1993
                                    11.091678        11.932236         7.58%            3,535,342      1992
                                     9.565675        11.091678        15.95%            2,130,460      1991
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,         40.875509        38.935402        -4.75%           11,862,049      2001
Inc. - Q/NQ                         38.936728        40.875509         4.98%           13,442,638      2000
                                    29.241637        38.936728        33.16%           15,301,662      1999
                                    26.092982        29.241637        12.07%           17,586,610      1998
                                    21.072564        26.092982        23.82%           19,090,002      1997
                                    18.071722        21.072564        16.61%           19,977,106      1996
                                    14.551898        18.071722        24.19%           18,586,642      1995
                                    14.230988        14.551898         2.26%           17,513,555      1994
                                    11.519061        14.230988        23.54%           10,499,278      1993
                                    10.000000        11.519061        15.19%            2,413,958      1992
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance           20.064864        20.610956         2.72%            3,242,590      2001
Funds, Inc. - Strong Discovery      19.472227        20.064864         3.04%            3,617,986      2000
Fund II, Inc. - Q/NQ                18.773240        19.472227         3.72%            4,257,898      1999
                                    17.733129        18.773240         5.87%            5,892,249      1998
                                    16.129688        17.733129         9.94%            6,800,124      1997
                                    16.212409        16.129688        -0.51%            8,335,885      1996
                                    12.143604        16.212409        33.51%           10,471,704      1995
                                    13.003747        12.143604        -6.61%            8,306,585      1994
                                    10.796708        13.003747        20.44%            5,367,712      1993
                                    10.000000        10.796708         7.97%            2,435,631      1992
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance            9.857444         7.574611       -23.16%            1,623,317      2001
Funds, Inc. - International         16.513647         9.857444       -40.31%            2,129,566      2000
Stock Fund II - Q/NQ                 8.937224        16.513647        84.77%            3,011,772      1999
                                     9.509278         8.937224        -6.02%            1,939,467      1998
                                    11.140682         9.509278       -14.64%            2,324,241      1997
                                    10.226470        11.140682         8.94%            3,449,304      1996
                                    10.000000        10.226470         2.26%              165,338      1995
----------------------------------------------------------------------------------------------------------------
The Universal Institutional          9.736352        10.579623         8.66%              461,259      2001
Funds, Inc. - Emerging Markets       8.855527         9.736352         9.95%              572,245      2000
Debt Portfolio - Q/NQ                6.934889         8.855527        27.70%              536,279      1999
                                     9.810487         6.934889       -29.31%              701,335      1998
                                    10.000000         9.810487        -1.90%              394,301      1997
----------------------------------------------------------------------------------------------------------------
The Universal Institutional         18.824987       20.407346          8.41%            3,021,013      2001
Funds, Inc - U.S. Real Estate       18.111758       18.824987          3.94%            3,090,724      2000
Portfolio - Q/NQ
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance         15.025051       14.073112         -6.34%            1,472,482      2001
Trust - Worldwide Bond Fund -       14.942949       15.025051          0.55%            2,025,852      2000
Q/NQ                                16.424717       14.942949         -9.02%            2,513,259      1999
                                    14.758566       16.424717         11.29%            3,560,835      1998
                                    14.604281       14.758566          1.06%            4,120,794      1997
                                    14.433345       14.604281          1.18%            5,266,490      1996
                                    12.465907       14.433345         15.78%            6,014,294      1995
                                    12.798654       12.465907         -2.60%            5,935,916      1994
                                    12.031194       12.798654          6.38%            6,525,401      1993
                                    12.872259       12.031194         -6.53%            4,971,263      1992
                                    11.012132       12.872259         16.89%            2,301,735      1991
----------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND          ACCUMULATION     ACCUMULATION     PERCENT CHANGE   NUMBER OF           YEAR
                                UNIT VALUE AT    UNIT VALUE AT    IN ACCUMULATION  ACCUMULATION
                                BEGINNING OF     END OF PERIOD    UNIT VALUE       UNITS AT END OF
                                PERIOD                                             PERIOD
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          6.484040        6.283311         -3.10%            3,675,710      2001
Trust - Worldwide Emerging          11.300054        6.484040        -42.62%            4,235,314      2000
Markets Fund - Q/NQ                  5.716175       11.300054         97.69%            7,723,086      1999
                                     8.738462        5.716175        -34.99%            3,256,971      1998
                                    10.077830        8.792462        -12.75%            4,440,484      1997
                                    10.000000       10.077830          0.78%              511,064      1996
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance         14.108464       12.469602        -11.62%            1,902,523      2001
Trust - Worldwide Hard Assets       12.830391       14.108464          9.96%            2,449,239      2000
Fund - Q/NQ                         10.743036       12.830391         19.43%            3,245,897      1999
                                    15.767781       10.743036        -31.87%            3,930,478      1998
                                    16.248199       15.767781         -2.96%            5,318,796      1997
                                    13.944310       16.248199         16.52%            6,709,462      1996
                                    12.728311       13.944310          9.55%            6,880,079      1995
                                    13.544828       12.728311         -6.03%            7,686,916      1994
                                     8.325308       13.544828         62.69%            5,534,623      1993
                                     8.795164        8.325308         -5.34%            1,761,064      1992
                                     9.175494        8.795164         -4.15%            1,014,701      1991
----------------------------------------------------------------------------------------------------------------

The American Century Variable Portfolios, Inc. - American Century VP Value: Fund Class I, Credit Suisse Trust - Global Post-Venture Capital Portfolio, Dreyfus Variable Investment Fund - Growth & Income Portfolio - Initial Shares and Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund were added to the variable account December 23, 1996. Therefore, the Condensed Financial Information reflects the reporting period from December 23, 1996 through December 31, 1996.

The Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares, Fidelity VIP III Growth Opportunities Portfolio: Initial Class, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Initial Class and The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio, and were added to the variable account July 14, 1997. Therefore, the Condensed Financial Information reflects the reporting period from July 14, 1997 through December 31, 1997.

The American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I, GVIT GVIT Small Cap Value Fund: Class I and Neuberger Berman AMT Guardian Portfolio were added to the variable account May 1, 1998. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1998 through December 31, 1998.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares, GVIT Dreyfus GVIT Mid Cap Index Fund: Class I, GVIT GVIT Small Cap Growth Fund:
Class I, GVIT MAS GVIT Multi Sector Bond Fund: Class I, GVIT Strong GVIT Mid Cap Growth Fund: Class I, Janus Aspen Series - Capital Appreciation Portfolio:
Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, Janus Aspen Series - International Growth Portfolio: Service Shares, Oppenheimer Variable Account Funds - Oppenheimer Aggressive Growth Fund/VA:
Initial Class and Oppenheimer Variable Account Funds - Oppenheimer Main Street Growth & Income Fund/VA: Initial Class were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore, the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, the GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, the GVIT Gartmore GVIT International Growth Fund: Class I and the GVIT Turner GVIT Growth Focus Fund:
Class I were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Global Financial Services Fund: Class III, GVIT Gartmore GVIT Global Health Sciences Fund: Class III, GVIT Gartmore GVIT Global Utilities
Fund: Class III, GVIT Gartmore GVIT Investor Destinations Aggressive

Fund, GVIT Gartmore GVIT Investor Destinations Conservative Fund, GVIT Gartmore GVIT Investor Destinations Moderate Fund, GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund, GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund, GVIT Gartmore GVIT Nationwide Leaders
Fund: Class III and GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III were added to the variable account on January 25, 2002. Therefore, no sub-account performance is available.

The American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III, American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I, Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, Fidelity VIP Overseas Portfolio:
Initial Class R, Fidelity VIP III Value Strategies Portfolio: Service Class, GVIT Gartmore GVIT Emerging Markets Fund: Class III, GVIT Gartmore GVIT Global Technology and Communications Fund: Class III, GVIT Gartmore GVIT International Growth Fund: Class III, GVIT Turner GVIT Growth Focus Fund: Class III, Janus Aspen Series - Global Technology Portfolio: Service II Shares and Janus Aspen Series - International Growth Portfolio: Service II Shares were added to the variable account on May 1, 2002. Therefore, no Condensed Financial Information is available.